Exploration and evaluation assets	12 Months Ended
Dec. 31, 2019
Exploration and evaluation assets
Exploration and evaluation assets

7. Exploration and evaluation assets

The following table reconciles the change in Vermilion’s exploration and evaluation assets:

	2019	2018
Balance at January 1	303,295	292,278
Acquisitions	—	28,572
Additions	36,487	14,372
Changes in asset retirement obligations	36	629
Transfers to capital assets	(27,918)	(29,615)
Depreciation	(18,689)	(5,942)
Foreign exchange	(7,062)	3,001
Balance at December 31	286,149	303,295

Cost	371,632	371,015
Accumulated depreciation	(85,483)	(67,720)
Carrying amount at December 31	286,149	303,295